Convertible Notes and Convertible Notes - Related Parties - Roll forward of Convertible Notes and Convertible Notes-Related Party (Details) - USD ($)	3 Months Ended			9 Months Ended	12 Months Ended
	Sep. 30, 2025	Jun. 30, 2025	Mar. 31, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Convertible Notes and Convertible Notes - Related Parties
Loss on extinguishment of debt				$ 1,183,289	$ 1,183,289
Nonrelated party
Convertible Notes and Convertible Notes - Related Parties
Balance at beginning	$ 21,618,489	$ 21,025,375	$ 13,708,832	7,918,528	7,918,528
Loss on extinguishment of debt					1,183,289
Recognition of debt discount			(2,323,073)		(2,173,509)	$ (633,822)
Foreign currency translation adjustment					(369,323)	(267,340)
Amortization of debt discount	599,633	593,114	304,616		586,847	40,881
Balance at end	22,218,122	21,618,489	21,025,375		13,708,832	7,918,528
Related party
Convertible Notes and Convertible Notes - Related Parties
Balance at beginning	4,068,774	3,962,696	2,371,994	$ 2,032,017	2,032,017
Loss on extinguishment of debt					202,204
Recognition of debt discount			(271,458)		(514,827)	(345,411)
Foreign currency translation adjustment					(130,898)	(64,386)
Amortization of debt discount	107,243	106,078	212,160		133,498	12,492
Balance at end	$ 4,176,017	$ 4,068,774	3,962,696		2,371,994	$ 2,032,017
2024 Bridge Round Offering | Nonrelated party
Convertible Notes and Convertible Notes - Related Parties
Proceeds					6,563,000
2024 Bridge Round Offering | Related party
Convertible Notes and Convertible Notes - Related Parties
Proceeds					$ 650,000
February 2025 Offering | Nonrelated party
Convertible Notes and Convertible Notes - Related Parties
Proceeds			9,335,000
February 2025 Offering | Related party
Convertible Notes and Convertible Notes - Related Parties
Proceeds			$ 1,650,000